As filed with the Securities and Exchange Commission on June 9, 2006
Securities Act File No. 33-50476 Investment Company Act File No. 811-7064

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	| |
Post-Effective Amendment No. 22 and/or	|X|
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 22 (Check appropriate box or boxes)	|X|

The Target Portfolio Trust (Exact Name of Registrant as Specified in Charter)

Gateway Center Three 100 Mulberry Street Newark, New Jersey 07102 (Address of Principal Executive Offices)
(973) 802-6469 (Registrant’s telephone number, including Area Code)

Deborah A. Docs, Secretary Gateway Center Three 100 Mulberry Street Newark, New Jersey 07102 (Name and Address of Agent for Service)
Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)
| ]	immediately upon filing pursuant to paragraph (b)
| |	on (date) pursuant to paragraph (b)
| X |	60 days after filing pursuant to paragraph (a)(1)
| |	on (date) pursuant to paragraph (a)(1)
| |	75 days after filing pursuant to paragraph (a)(2)
| |	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
| |	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $.001 per share.

This Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A (File No. 33-50476) (the “Registration Statement”) consists of the following: (1) the facing sheet of the Registration Statement, (2) Amendment, dated August [8], 2006, to the Registrant’s current Prospectus and Statement of Additional Information, dated April 28, 2005, and (3) Part C of the Registration Statement (including signature page and exhibits). Parts A and B to the Registration Statement, each dated April 28, 2006, were previously filed in connection with Post-Effective Amendment No. 21 to the Registration Statement in or hereby incorporated by reference.

This Post-Effective Amendment No. 22 to the Registration Statement is being filed to: (1) add disclosure to the Registrant’s Prospectus and Statement of Additional Information relating to the Registrant’s newly created Class R shares for the following Portfolios: Large Capitalization Growth Portfolio, Large Capitalization Value Portfolio, Small Capitalization Growth Portfolio, Small Capitalization Value Portfolio, International Equity Portfolio, and Total Return Bond Portfolio; and (2) file certain exhibits to the Registration Statement relating to such Class R shares of the Portfolios.

Large Capitalization Growth Portfolio

Large Capitalization Value Portfolio

Small Capitalization Growth Portfolio

Small Capitalization Value Portfolio

International Equity Portfolio

and

Total Return Bond Portfolio,

each a series of

The Target Portfolio Trust®

AMENDMENT DATED AUGUST [8], 2006

TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED APRIL 28, 2006

Effective on or about August [8], 2006, the following portfolios of The Target Portfolio Trust (the Trust) began offering Class R shares: Large Capitalization Growth Portfolio, Large Capitalization Value Portfolio, Small Capitalization Growth Portfolio, Small Capitalization Value Portfolio, International Equity Portfolio, and Total Return Bond Portfolio (each a Portfolio). The Trust currently does not offer Class R shares for the other portfolios of the Trust.

This Amendment is intended for use only in connection with the offering of Class R shares of the Portfolios, which are offered for sale exclusively to a limited group of investors. The Prospectus and Statement of Additional Information for the Class R shares consists of this Amendment to the Trust’s Prospectus and Statement of Additional Information and the Trust’s Prospectus and Statement of Additional Information dated April 28, 2006 (each of which is incorporated herein by reference). This Amendment describes the features of the Portfolios’ Class R shares. For information about the Trust or a specific Portfolio, you should refer to the Prospectus and Statement of Additional Information dated April 28, 2006 except where specific information is provided in this Amendment, in which case the disclosure provided in this Amendment is controlling.

All disclosure relating to the TARGET Program or the TARGET Program Fee contained in the Trust’s Prospectus and Statement of Additional Information, dated April 28, 2006, does not apply to the Class R shares.

RISK/RETURN SUMMARY

EVALUATING PERFORMANCE

No performance information is available for each Portfolio’s Class R shares because Class R shares have not been previously issued.

FEES AND EXPENSES

The following tables show the fees and expenses that you may pay if you buy and hold Class R shares of a Portfolio. For performance information of another class of shares of the same Portfolio, please see the “Evaluating Performance” section of the April 28, 2006 Prospectus for the relevant Portfolio.

Shareholder Fees (paid directly from your investment)
All Portfolios
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None
Redemption fees	None
Exchange fee	None

Annual Fund Operating Expenses (deducted from Portfolio assets)
	Large Cap Growth Portfolio	Large Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Value Portfolio	Int’l Equity Portfolio	Total Return Bond Portfolio
Management Fees	0.60%	0.60%	0.60%	0.60%	0.70%	0.45%
+Distribution and service (12b-1) fees	0.75	0.75	0.75	0.75	0.75	0.75
+Other expenses	0.16	0.14	0.31	0.19	0.29	0.31
=Total Annual Fund Operating Expenses	1.51	1.49	1.66	1.54	1.74	1.51
Less: - Distribution Fee waiver or expense reimbursement	0.25	0.25	0.25	0.25	0.25	0.25
= Net annual Fund operating expenses	1.26	1.24	1.41	1.29	1.49	1.26

(notes continued on next page)

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Notes to Fees and Expenses Tables

•             The Distributor of the Portfolios has contractually agreed to August 31, 2007 to reduce its distribution and service (12b-1) fees for each Portfolio’s Class R shares to .50 of 1% of the average daily net assets of the Class R shares of each Portfolio.

•             The expense ratios are based on the financial statements as of December 31, 2005 and are based on the expense ratios of the share class in existence for the fiscal year then ended.

EXAMPLES

This example is intended to help you compare the fees and expenses of the Portfolios’ Class R shares and the cost of investing in the Portfolios’ Class R shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Portfolio’s Class R shares for the time periods indicated and then sell all of your Class R shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same, except for the Distributor's reduction of distribution and service (12b-1) fees for the Class R shares, which is effective in this example for only the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example	One Year	Three Years	Five Years	Ten Years
Large Cap Growth Portfolio	$128	$453	$800	$1,780
Large Cap Value Portfolio	$126	$446	$790	$1,758
Small Cap Growth Portfolio	$144	$499	$879	$1,944
Small Cap Value Portfolio	$131	$462	$816	$1,813
International Equity Portfolio	$152	$524	$920	$2,031
Total Return Bond Portfolio	$128	$453	$800	$1,780

Your expenses on the same investment would be the same as disclosed in the table above if you did not sell your Class R shares.

HOW THE TRUST IS MANAGED

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS or the Distributor) distributes the Trust's shares under a Distribution Agreement with the Trust. The Trust also has a Distribution and Service Plan (the Plan) under Rule 12b-1 of the Investment Company Act of 1940 with respect to each Portfolio’s Class R shares. Under the Plan and the Distribution Agreement, PIMS pays the expenses of distributing a Portfolio's Class R shares and provides certain shareholder support services. The Trust pays distribution and other fees to PIMS as compensation for its services for the Class R shares. These fees — known as 12b-1 fees — are shown in the “Fees and Expenses” tables. Because these fees

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are paid from a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW TO BUY, SELL AND EXCHANGE SHARES OF THE TRUST

HOW TO BUY SHARES

Class R shares are available only to a limited group of investors. See “Qualifying for Class R shares”. If Prudential Retirement is the recordkeeper for your group retirement plan, you may call Prudential at (800) 353-2847 with any questions regarding how to purchase shares. Investors in SmartSolution IRA accounts through Prudential’s Personal Retirement Services unit can call 888-244-6237 with any questions regarding how to purchase shares. Otherwise, investors in group retirement plans or IRAs should contact their broker-dealer, financial intermediary or financial adviser with any questions regarding how to purchase Class R shares.

Participants in these programs would not have to pay the TARGET Program fee, but may have to pay different fees charged by their broker-dealer, financial intermediary or financial adviser, in addition to their proportionate share of the expenses of the Portfolio(s) in which they invest.

In order to buy Class R shares of a Portfolio, simply follow the steps described below.

Opening an Account

To purchase Class R shares of a Portfolio, you must have a securities account with a broker-dealer, financial intermediary or financial adviser that is permitted to buy or sell the Class R shares of a Portfolio. You must pay for Class R shares of a Portfolio by check made payable to the broker-dealer, financial intermediary or financial adviser or affiliate that clears securities transactions through such party on a fully disclosed basis. If you already have an account with a broker-dealer, financial intermediary or financial adviser that is permitted to buy or sell the Class R shares of a Portfolio, you can pay for the Class R shares of a Portfolio by using free credit cash balances in your account or through the sale of non-TARGET money market fund shares held in your account.

With certain limited exceptions, Class R shares of each Portfolio are only available to be sold in the United States, U.S. Virgin Islands, Puerto Rico and Guam.

Choosing a Share Class

Eligible investors can choose among Class R and Class T shares of the Portfolios, although each class is available only to a limited group of investors.

Multiple share classes let you choose a cost structure that may best meet your needs. Some investors purchase or sell shares of the Portfolios through financial intermediaries and omnibus accounts maintained by brokers that aggregate the orders of multiple investors and forward the aggregate orders to the Trust. If your shares are held through a

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broker-dealer, financial adviser, financial planner or other financial intermediary, you should discuss with your financial intermediary which share classes of the Portfolio are available to you and which share class may best meet your needs. The Portfolios have advised the financial intermediaries and broker-dealers who maintain such accounts of the share class features and guidelines, as described in the Prospectus, and it is the financial intermediaries’ and broker-dealers’ responsibility to monitor and enforce these guidelines with respect to shareholders purchasing shares through financial intermediaries or omnibus accounts.

The Class R shares of each Portfolio do not have a minimum purchase amount or a minimum amount for subsequent purchases.

Qualifying for Class R Shares

Group Retirement Plans. Class R shares are offered for sale to (i) certain group retirement plans, including 401(k) plans, Keogh plans, profit-sharing pension plans, money purchase pension plans, target benefit plans, defined benefit plans, Taft Hartley multi-employer pension plans, SEP IRA and SARSEP plans, SIMPLE IRA plans, 457 plans, 403(b) plans, non-qualified deferred compensation plans, other defined contribution plans and (ii) IRAs that are held on the books of a Portfolio through omnibus level accounts, including The SmartSolution IRA offered by Prudential Retirement. The availability of Class R shares for group retirement plans or IRAs will depend upon the policies of your financial intermediary and/or the recordkeeper for your plan. If Prudential Retirement is the recordkeeper for your group retirement plan, you may call Prudential at (800) 353-2847 with any questions. Investors in SmartSolution IRA accounts through Prudential’s Personal Retirement Services unit can call 888-244-6237 with any questions regarding how to purchase shares. Otherwise, investors in group retirement plans or IRAs should contact their financial intermediary with any questions regarding availability of Class R shares.

Additional Shareholder Services

As a Class R shareholder of a Portfolio, you can take advantage of the following services and privileges:

Automatic Reinvestment. As we explained in the "Portfolio Distributions and Tax Issues" section of the Trust’s Prospectus dated April 28, 2006, the Portfolios pay out — or distribute — their net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in a Portfolio at net asset value (NAV), without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, or by notifying your broker or the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

Prudential Mutual Fund Services LLC Attn: Account Maintenance P.O. Box 8159 Philadelphia, PA 19176

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Retirement Plan Services. Prudential offers a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on IRAs, including Roth IRAs or SEP-IRAs for a one-person business, please contact your financial adviser. If you are interested in opening a 401(k) or other company-sponsored retirement plan (SIMPLE IRAs, SEP plans, Keoghs, 403(b)(7) plans, pension and profit-sharing plans), your financial adviser will help you determine which retirement plan best meets your needs. Complete instructions about how to establish and maintain your plan and how to open accounts for you and your employees will be included in the retirement plan kit you receive in the mail.

Systematic Withdrawal Plan. A Systematic Withdrawal Plan is available that will provide you with monthly, quarterly, semi-annual or annual redemption checks. The Systematic Withdrawal Plan is not available to participants in certain retirement plans. Please contact PMFS at (800) 225-1852 for more details.

Reports to Shareholders. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Trust and the Portfolios. To reduce expenses, we may send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise. If each Trust shareholder in your household would like to receive a copy of the Trust's prospectus, shareholder report and proxy statement, please call us toll free at (800) 225-1852. We will begin sending additional copies of these documents within 30 days of receipt of your request.

HOW TO SELL YOUR SHARES

You can sell your shares of the Trust for cash (in the form of a check) at any time, subject to certain restrictions, by contacting your financial intermediary.

When you sell shares of a Portfolio — also known as redeeming your shares — the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell (less any applicable CDSC). If your broker holds your shares, your broker must receive your order to sell by 4:00 p.m., New York time, to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE.

Generally, we will pay you for the shares that you sell within seven days after the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.

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Restrictions on Sales. There are certain times when you may not be able to sell Class R shares of the Portfolios or when we may delay paying you the proceeds from a sale. As permitted by the Securities and Exchange Commission (SEC), this may happen only during unusual market conditions or emergencies when a Portfolio can't determine the value of its assets or sell its holdings. For more information, see the SAI.

Redemption In Kind. If the sales of Portfolio shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Portfolio's net assets, we can then give you securities from the Portfolio's portfolio instead of cash. If you want to sell the securities you received for cash, you would have to pay the costs charged by a broker.

Small Accounts If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares (without charging any CDSC) and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action. This involuntary sale does not apply to shareholders who own their shares as part of a 401(k) plan, an IRA or some other qualified or tax-deferred plan or account.

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PART C

OTHER INFORMATION

Item 23. Exhibits.

(a) Amended and Restated Declaration of Trust dated May 23, 2000. Incorporated by reference to post-effective amendment no. 14 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 30, 2002 (File No. 33-50476).

(b) Amended and Restated By-Laws dated November 16, 2004. Incorporated by reference to post-effective amendment no. 18 to Registrant’s registration statement on Form N-1A filed via EDGAR on December 23, 2004 (File No. 33-50476).

(c) In response to this item, Registrant incorporates by reference the following provisions of its Agreement and Declaration of Trust and By-Laws, filed herewith as Exhibit (a)(3) and (b), respectively, defining the rights of Registrant’s shareholders: Articles III and V of the Agreement and Declaration of Trust and Article III of the By-Laws.

(d)(1)(i) Management Agreement between Registrant and Prudential Investments LLC (formerly known as Prudential Mutual Fund Management, Inc. and Prudential Investments Fund Management LLC)(PI). Incorporated by reference to post-effective amendment no. 18 to Registrant’s registration statement on Form N-1A filed via EDGAR on December 23, 2004 (File No. 33-50476).

(ii) Amendment to Management Agreement dated April 1, 1994. Incorporated by reference to post-effective amendment no. 14 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 30, 2002 (File No. 33-50476).

2(i) Subadvisory Agreement between PI and J.P. Morgan Investment Management, Inc. (J.P. Morgan) with respect to the Large Capitalization Value Portfolio. Incorporated by reference to post-effective amendment no. 6 to Registrant’s registration statement on Form N-1A filed via EDGAR on March 1, 1996 (File No. 33-50476).

(ii) Subadvisory Agreement between PI and Wellington Management Company (Wellington) with respect to the Mortgage-Backed Securities Portfolio and the U.S. Government Money Market Portfolio. Incorporated by reference to post-effective amendment no. 7 to Registrant’s registration statement on Form N-1A filed via EDGAR on March 11, 1997 (File No. 33-50476).

(iii) Subadvisory Agreement between PI and Pacific Investment Management Company (PIMCO) with respect to the Intermediate-Term Bond Portfolio and the Total Return Bond Portfolio. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(iv) Subadvisory Agreement between PI and PIMCO with respect to the International Bond Portfolio. Incorporated by reference to post-effective amendment no. 18 to Registrant’s registration statement on Form N-1A filed via EDGAR on December 23, 2004 (File No. 33-50476).

(v) Subadvisory Agreement between PI and Hotchkis and Wiley Capital Management LLC (Hotchkis and Wiley) with respect to the Large Capitalization Value Portfolio. Incorporated by reference to post-effective amendment no. 8 to Registrant’s registration statement on Form N-1A filed via EDGAR on September 30, 2002 (File No. 33-50476).

(vi) Subadvisory Agreement between PI and EARNEST Partners, LLC (EARNEST Partners) with respect to the Small Capitalization Value Portfolio. Incorporated by reference to post-effective amendment no. 14 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 30, 2002 (File No. 33-50476).

(vii) Subadvisory Agreement between PI and RS Investment Management, LP (RS Investments) with respect to the Small Capitalization Growth Portfolio. Incorporated by reference to post-effective amendment no. 18 to Registrant’s registration statement on Form N-1A filed via EDGAR on December 23, 2004 (File No. 33-50476).

(viii) Subadvisory Agreement between PI and Transamerica Investment Management LLC with respect to the Small Capitalization Growth Portfolio. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(ix) Subadvisory Agreement between PI and Goldman Sachs Asset Management with respect to the Small Capitalization Growth Portfolio. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(x) Subadvisory Agreement between PI and NJF with respect to the Small Capitalization Value Portfolio. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(xi) Subadvisory Agreement between PI and LSV Asset Management with respect to the International Equity Portfolio. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(xii) Subadvisory Agreement between PI and Thornburg Investment Management, Inc. with respect to the International Equity Portfolio. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(xiii) Subadvisory Agreement between PI and Lee Munder Investments, Ltd. with respect to the Small Capitalization Value Portfolio. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(xiv) Subadvisory Agreement between PI and Vaughan Nelson Asset Management, L.P. with respect to the Small Capitalization Value Portfolio. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(xv) Subadvisory Agreement between PI and J.P. Morgan Investment Management Inc. with respect to the Small Capitalization Value Portfolio. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(xvi) Subadvisory Agreement between PI and Marisco Capital Management, LLC with respect to the Large Capitalization Growth Portfolio. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(e)(1) Amended and Restated Distribution Agreement between Registrant and Prudential Investment Management Services LLC (PIMS). *

(2) Form of Selected Dealer Agreement. Incorporated by reference to post-effective amendment no. 9 to Registrant’s registration statement on Form N-1A filed via EDGAR on March 2, 1999 (File No. 33-50476).

(f) Not Applicable.

(g)(1) Custodian Agreement dated July 1, 2005 between the Registrant and PFPC Trust Company. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(2) Accounting Services Agreement dated July 1, 2005 between the Registrant and PFPC Inc. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(h) Transfer Agency and Service Agreement between Registrant and Prudential Mutual Fund Services LLC. Incorporated by reference to post-effective amendment no. 15 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 30, 2003 (File No. 33-50476).

(i)(1) Opinion of Morris, Nichols, Arsht & Tunnell relating to the Class T shares of the Trust. Incorporated by reference to post-effective amendment no. 14 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 30, 2002 (File No. 33-50476).

(i)(2) Opinion and consent of Morris, Nichols, Arsht & Tunnell relating to the Class R shares of the Trust.**

(j) Consent of registered public accounting firm. **

(k) Not Applicable.

(l) Not Applicable.

 (m) (1) Form of Distribution and Service Plan for Class R Shares.*

(m)(2) Rule 12b-1 Fee Waiver Class R Shares.**

(n) Form of Rule 18f-3 Plan.*

(p)  (1) Amended Code of Ethics of Registrant dated April 6, 2005. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(2) Amended Personal Securities Trading Policy of Prudential dated January 9, 2006. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(3) Code of Ethics of J.P. Morgan. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(4) Code of Ethics of Wellington Management Company. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(5) Code of Ethics of PIMCO. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(6) Code of Ethics of Hotchkis and Wiley. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(7) Code of Ethics of EARNEST Partners. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(8) Code of Ethics of RS Investments. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(9) Code of Ethics of Transamerica Investment Management LLC. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(10) Code of Ethics of Goldman Sachs Asset Management. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(11) Code of Ethics of NFJ. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(12) Code of Ethics of LSV Asset Management. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(13) Code of Ethics of Thornburg Investment Management, Inc. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(14) Code of Ethics of Lee Munder Investments, Ltd. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(15) Code of Ethics of Vaughan Nelson Investment Management, L.P. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(16) Code of Ethics of Mariso Capital Management, LLC. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(q) Powers of Attorney dated September 7, 2005. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

*Filed herewith.

** To be filed by amendment.

Item 24. Persons Controlled by or under Common Control with Registrant.

None.

Item 25. Indemnification.

As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act), and pursuant to Article VI of Registrant's By-Laws (Exhibit (b) to this registration statement), officers, trustees, employees and agents of Registrant will not be liable to Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with Registrant, subject to the same exceptions. Section 3817 of the Delaware Statutory Trust Act permits indemnification of trustees who acted in good faith and reasonably believed that the conduct was in the best interest of Registrant. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 8 of the Distribution Agreement (Exhibit (e)(1) to this registration statement), the distributor of Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act), may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (the SEC) such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against Registrant by such trustee, officer or controlling person in connection with the shares being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

Section 9 of the Management Agreement (Exhibit (d)(1)(i) to this registration statement) and Section 4 of the Subadvisory Agreements (Exhibits (d)(2)(i) through (xvi) to this registration statement) limit the liability of PI and each Adviser, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the SEC under the 1940 Act as long as the interpretation of Section 17(h) and 17(i) of such Act remains in effect and is consistently applied.

Item 26. Business and Other Connections of the Investment Adviser.

(a)  Prudential Investments LLC (PI).

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of PI are listed in Schedules A and D of Form ADV of PI as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

(b)  J.P. Morgan

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of J.P. Morgan are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-21011).

(c ) Wellington

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of Wellington are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-15908).

(d) PIMCO

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of PIMCO are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-7260).

(e) Hotchkis and Wiley

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of Hotchkis and Wiley are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-60512).

(f) EARNEST Partners

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of EARNEST Partners are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-56189).

(g) RS Investments

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of RS Investments are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

(h) Transamerica Investment Management LLC

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of Transamerica Investment Management LLC are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-57089).

(i) NFJ

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of NFJ are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-47940).

(j) LSV Asset Management

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of LSV Asset Management are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-47689).

(k) Thornburg Investment Management, Inc.

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of Thornburg Investment Management, Inc. are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-17853).

(l) Lee Munder Investments, Ltd.

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of Lee Munder Investments, Ltd. are listed in Schedules A and D of its Form ADV as currently on file with the

Commission, the text of which is hereby incorporated by reference (File No. 801-57397).

(m) Vaughan Nelson Investment Management, L.P.

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of Vaughan Nelson Investment Management, L.P. are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-51795).

(n) Marsico Capital Management LLC

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of Marsico Capital Management LLC are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-54914).

Item 27. Principal Underwriters.

(a)  Prudential Investment Management Services LLC (PIMS)

PIMS is distributor for Cash Accumulation Trust, Nicholas-Applegate Fund, Inc., (Nicholas-Applegate Growth Equity Fund), Dryden California Municipal Fund, Jennison Blend Fund, Inc., Dryden Global Total Return Fund, Inc., Dryden Government Income Fund, Inc., Dryden Government Securities Trust, Dryden High Yield Fund, Inc., Dryden High Yield Total Return Fund, Inc., Dryden Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., MoneyMart Assets, Inc., Dryden Municipal Bond Fund, Dryden Municipal Series Fund, Dryden National Municipals Fund, Inc., Jennison Natural Resources Fund, Inc., Strategic Partners Real Estate Fund, Jennison Sector Funds, Inc., Dryden Short-Term Corporate Bond Fund, Inc., Jennison Small Company Fund, Inc., Dryden Tax-Free Money Fund, Dryden Tax-Managed Funds, Dryden Small-Cap Core Equity Fund, Inc., Dryden Total Return Bond Fund, Inc., Jennison 20/20 Focus Fund, Jennison U.S. Emerging Growth Fund, Inc., Jennison Value Fund, Prudential World Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Mutual Funds, Inc., Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Target Portfolio Trust, American Skandia Trust and The Prudential Series Fund.

PIMS is also distributor of the following unit investment trusts: Separate Accounts: The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Discovery Premier Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

(b)  The business and other connections of PIMS' sole member (PIFM Holdco, Inc.) and principal officers are listed in its Form BD as currently on file with the Securities and Exchange Commission (BD No. 18353), the text of which is hereby incorporated by reference.

(c)  Registrant has no principal underwriter who is not an affiliated person of the Registrant.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of PFPC Trust Company, 400 Bellevue Parkway, Wilmington, Delaware 19809, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, Prudential Mutual Fund Services, LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, EARNEST Partners, 75 14th Street, Suite 2300, Atlanta, GA 30309; Hotchkis and Wiley, 725 South Figueroa Street, Suite 3900, Los Angeles, CA 90017-5439; J.P. Morgan, 522 Fifth Avenue, New York, NY 10036; Transamerica, 11111 Santa Monica Blvd. Los Angeles, CA 90025; PIMCO, 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660; NFJ, 2121 San Jacinto, Dallas, TX 75201; RS Investments, 388 Market Street, San Francisco, CA 94111; Lee Munder, 700 Claredon Street, Boston MA, 02116 and Wellington, 75 State Street, Boston, MA 02109; Transamerica Investment Management LLC, 1150 South Olive St, 27th floor, Los Angeles, CA 90015; LSV Asset Management, One North Wacker Drive, Suite 4000, Chicago, IL 60606; Thornburg Investment Management Inc., 119 East Marcy Street, Suite Suite 202, Santa Fe, NM 87501; Vaughan Nelson Investment Management, L.P., 600 Travis, Suite 6300, Houston, TX 77002; Marsico Capital Management LLC, 1200 17th Street, Suite 1600, Denver, CO 80202.

Documents required by Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a1(f) and Rules 31a-1(b)(4) and (11) and 31a-1(d) will be kept at Gateway Center Three, 100 Mulberry Street, Newark, NJ, 07102-4077 and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by PFPC Trust Company and Prudential Mutual Fund Services LLC.

Item 29. Management Services.

Other than as set forth under the captions "How the Fund is Managed-Manager," "-Investment Subadvisers" and "-Distributor" in the Prospectus and the captions "Management and Advisory Arrangements" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 9th day of June, 2006.

 THE TARGET PORTFOLIO TRUST

 By:  *

 Judy A. Rice, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
* Linda W. Bynoe	Trustee
* David E.A. Carson	Trustee
* Robert F. Gunia	Trustee and Vice President
* Robert E. La Blanc	Trustee
* Douglas H. McCorkindale	Trustee
* Richard A. Redeker	Trustee
* Judy A. Rice	Trustee and President
* Robin B. Smith	Trustee and Chairman
* Stephen G. Stoneburn	Trustee
* Clay T. Whitehead	Trustee
* Grace C. Torres	Treasurer and Principal Financial and Accounting Officer
*By: /s/ DEBORAH A. DOCS (Deborah A. Docs, Attorney-in-Fact)		June 9, 2006

EXHIBIT INDEX

 EXHIBIT

NO.	DESCRIPTION

(e)(1)	Form of Amended and Restated Distribution Agreement between Registrant and
Prudential Investment Management Services LLC (PIMS).

(m) (1) Form of Distribution and Service Plan for Class R Shares.

(n)	Form of Rule 18f-3 Plan dated April 26, 2004.